Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands		Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Prepaid Expenses and Other Current Assets [Abstract]
Staff advances		$ 327	$ 312	$ 293
Prepayment for share repurchase	[1]	10,100
Prepayment for products		5,347	1,008
Advance to OEM		11,718	3,662	3,739
Rental and other deposits		990	1,203	1,048
VAT recoverable		3,157	2,189	963
Loan to third parties			1,469	519
Receivable from an agent		3,392	6,318
Others		129	79	37
Prepaid expenses and other current assets		$ 35,161	$ 16,240	$ 6,599

[1]	(i) On January 10, 2018, the Company entered into a stock repurchase agreement ("Stock Repurchase Agreement") with Zhengqi International Holding Limited ("Zhengqi"), an existing shareholder, pursuant to which the Company agreed to repurchase 966,136 ordinary shares from Zhengqi at an aggregate purchase price of $10 million. The $10 million share repurchase consideration was transferred to Zhengqi in January 2018 and recorded as a prepayment as of June 30, 2018. The repurchase is expected to be completed in the second half of 2018.